Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000077664 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000077664 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077664 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077664 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077664 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077664 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[1]
C000077664 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000077664 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077664 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077664 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000077664 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077664 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077664 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077664 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077664 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077664 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077665 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000077665 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077665 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077665 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077665 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077665 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[2]
C000077665 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[2]
C000077665 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077665 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077665 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000077665 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077665 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077665 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077665 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077665 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077665 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000083516 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000083516 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000083516 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000083516 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000083516 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000083516 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[3]
C000083516 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000083516 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000083516 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000083516 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000083516 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000083516 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000083516 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000083516 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000083516 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000083516 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077666 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000077666 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077666 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077666 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077666 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077666 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[4]
C000077666 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[4]
C000077666 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077666 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077666 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000077666 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077666 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077666 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077666 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077666 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077666 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000114871 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000114871 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114871 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000114871 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000114871 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000114871 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[5]
C000114871 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[5]
C000114871 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114871 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000114871 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000114871 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000114871 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000114871 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114871 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114871 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000114871 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077667 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000077667 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077667 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077667 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077667 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077667 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[6]
C000077667 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[6]
C000077667 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077667 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077667 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000077667 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077667 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077667 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077667 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077667 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077667 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077668 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000077668 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000077668 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077668 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077668 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000077668 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[7]
C000077668 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[7]
C000077668 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077668 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077668 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000077668 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000077668 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077668 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000077668 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000077668 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000077668 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000028924 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000028924 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000028924 [Member] | Basic Industry [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028924 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028924 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028924 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[8]
C000028924 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[8]
C000028924 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028924 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028924 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000028924 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000028924 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028924 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028924 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028924 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028924 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000077718 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000077718 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000077718 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000077718 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077718 [Member] | iShares JP Morgan USD Emerging Markets Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077718 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077718 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000077718 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000077718 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077718 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000077719 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000077719 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000077719 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000077719 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077719 [Member] | iShares JP Morgan USD Emerging Markets Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077719 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077719 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000077719 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000077719 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077719 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000083529 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000083529 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000083529 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000083529 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000083529 [Member] | iShares JP Morgan USD Emerging Markets Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000083529 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000083529 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000083529 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000083529 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000083529 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000077720 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000077720 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000077720 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000077720 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077720 [Member] | iShares JP Morgan USD Emerging Markets Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077720 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077720 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000077720 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000077720 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077720 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000077721 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000077721 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000077721 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000077721 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077721 [Member] | iShares JP Morgan USD Emerging Markets Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000077721 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077721 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000077721 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000077721 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000077721 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000028943 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000028943 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000028943 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000028943 [Member] | iShares Core International Aggregate Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028943 [Member] | iShares JP Morgan USD Emerging Markets Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028943 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000028943 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000028943 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000028943 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028943 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000107973 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107973 [Member] | Eastern Bankshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107973 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107973 [Member] | Globus Medical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107973 [Member] | Lamar Advertising Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107973 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.70%
C000107973 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.30%
C000107973 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000107973 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000107973 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107974 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107974 [Member] | Eastern Bankshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107974 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107974 [Member] | Globus Medical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107974 [Member] | Lamar Advertising Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107974 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.70%
C000107974 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.30%
C000107974 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000107974 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000107974 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107975 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107975 [Member] | Eastern Bankshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107975 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107975 [Member] | Globus Medical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107975 [Member] | Lamar Advertising Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107975 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.70%
C000107975 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.30%
C000107975 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000107975 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000107975 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107976 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107976 [Member] | Eastern Bankshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107976 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107976 [Member] | Globus Medical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107976 [Member] | Lamar Advertising Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107976 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.70%
C000107976 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.30%
C000107976 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000107976 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000107976 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114893 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000114893 [Member] | Eastern Bankshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000114893 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114893 [Member] | Globus Medical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114893 [Member] | Lamar Advertising Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000114893 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.70%
C000114893 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.30%
C000114893 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000114893 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000114893 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107977 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107977 [Member] | Eastern Bankshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107977 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107977 [Member] | Globus Medical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107977 [Member] | Lamar Advertising Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107977 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.70%
C000107977 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.30%
C000107977 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000107977 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000107977 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000107978 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107978 [Member] | Eastern Bankshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000107978 [Member] | Axis Capital Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000107978 [Member] | Globus Medical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000107978 [Member] | Lamar Advertising Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000107978 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	97.70%
C000107978 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.30%
C000107978 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000107978 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000107978 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000137958 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137958 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137958 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000137958 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000137958 [Member] | Money Markets Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000137958 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%	[9]
C000137958 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.60%)	[9]
C000137958 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137958 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137958 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000137958 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.50%)
C000137958 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000137958 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000137958 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000137958 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137958 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137958 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137958 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137958 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137958 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000137959 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137959 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137959 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000137959 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000137959 [Member] | Money Markets Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000137959 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%	[10]
C000137959 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.60%)	[10]
C000137959 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137959 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137959 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000137959 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.50%)
C000137959 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000137959 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000137959 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000137959 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137959 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137959 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137959 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137959 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137959 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000137960 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137960 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137960 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000137960 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000137960 [Member] | Money Markets Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000137960 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%	[11]
C000137960 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.60%)	[11]
C000137960 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137960 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137960 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000137960 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.50%)
C000137960 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000137960 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000137960 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000137960 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137960 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137960 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137960 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137960 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137960 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000137961 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137961 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137961 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000137961 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000137961 [Member] | Money Markets Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000137961 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%	[12]
C000137961 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.60%)	[12]
C000137961 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137961 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137961 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000137961 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.50%)
C000137961 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000137961 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000137961 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000137961 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137961 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137961 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137961 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137961 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137961 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000137962 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137962 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137962 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000137962 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000137962 [Member] | Money Markets Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000137962 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%	[13]
C000137962 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.60%)	[13]
C000137962 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137962 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137962 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000137962 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.50%)
C000137962 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000137962 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000137962 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000137962 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137962 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137962 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137962 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137962 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137962 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000137963 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137963 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137963 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000137963 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000137963 [Member] | Money Markets Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000137963 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%	[14]
C000137963 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.60%)	[14]
C000137963 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137963 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137963 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000137963 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.50%)
C000137963 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000137963 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000137963 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000137963 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137963 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137963 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137963 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137963 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137963 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000137964 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137964 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000137964 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000137964 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000137964 [Member] | Money Markets Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000137964 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%	[15]
C000137964 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.60%)	[15]
C000137964 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137964 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137964 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000137964 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.50%)
C000137964 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000137964 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000137964 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000137964 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137964 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137964 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000137964 [Member] | Promissory Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000137964 [Member] | Private Preferred Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137964 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000183943 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183943 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183943 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183943 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183943 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183943 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183943 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	12.00%
C000183943 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.30%
C000183943 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.60%
C000183943 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	12.80%
C000183943 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000183943 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183943 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000183943 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077673 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077673 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077673 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077673 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077673 [Member] | Marathon Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077673 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.00%
C000077673 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000077673 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000077673 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077673 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077674 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077674 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077674 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077674 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077674 [Member] | Marathon Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077674 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.00%
C000077674 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000077674 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000077674 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077674 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000083518 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000083518 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000083518 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000083518 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000083518 [Member] | Marathon Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000083518 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.00%
C000083518 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000083518 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000083518 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000083518 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077675 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077675 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077675 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077675 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077675 [Member] | Marathon Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077675 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.00%
C000077675 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000077675 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000077675 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077675 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000114873 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114873 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114873 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114873 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114873 [Member] | Marathon Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114873 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.00%
C000114873 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000114873 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000114873 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114873 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077676 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077676 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077676 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077676 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077676 [Member] | Marathon Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077676 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.00%
C000077676 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000077676 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000077676 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077676 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077677 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077677 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077677 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077677 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077677 [Member] | Marathon Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077677 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.00%
C000077677 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000077677 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000077677 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077677 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028928 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028928 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028928 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028928 [Member] | Freeport McMoRan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028928 [Member] | Marathon Oil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028928 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	99.00%
C000028928 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.00%
C000028928 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000028928 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000028928 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000077705 [Member] | Oasis Petroleum Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077705 [Member] | Piper Jaffray Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077705 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077705 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077705 [Member] | STAG Industrial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077705 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	95.30%
C000077705 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077705 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077705 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077705 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000077705 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077705 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077705 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077705 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077706 [Member] | Oasis Petroleum Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077706 [Member] | Piper Jaffray Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077706 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077706 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077706 [Member] | STAG Industrial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077706 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	95.30%
C000077706 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077706 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077706 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077706 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000077706 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077706 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077706 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077706 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000083526 [Member] | Oasis Petroleum Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000083526 [Member] | Piper Jaffray Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000083526 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000083526 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000083526 [Member] | STAG Industrial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000083526 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	95.30%
C000083526 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.10%
C000083526 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000083526 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000083526 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000083526 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000083526 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000083526 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000083526 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077707 [Member] | Oasis Petroleum Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077707 [Member] | Piper Jaffray Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077707 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077707 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077707 [Member] | STAG Industrial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077707 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	95.30%
C000077707 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077707 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077707 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077707 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000077707 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077707 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077707 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077707 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028939 [Member] | Oasis Petroleum Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028939 [Member] | Piper Jaffray Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028939 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028939 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028939 [Member] | STAG Industrial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028939 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	95.30%
C000028939 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.10%
C000028939 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000028939 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000028939 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000028939 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028939 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028939 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028939 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000114879 [Member] | Oasis Petroleum Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114879 [Member] | Piper Jaffray Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000114879 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114879 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000114879 [Member] | STAG Industrial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000114879 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	95.30%
C000114879 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.10%
C000114879 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000114879 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000114879 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000114879 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000114879 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000114879 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000114879 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077708 [Member] | Oasis Petroleum Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077708 [Member] | Piper Jaffray Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077708 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077708 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077708 [Member] | STAG Industrial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077708 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	95.30%
C000077708 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077708 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077708 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077708 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000077708 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077708 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077708 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077708 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077709 [Member] | Oasis Petroleum Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077709 [Member] | Piper Jaffray Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000077709 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000077709 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000077709 [Member] | STAG Industrial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000077709 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000077709 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	95.30%
C000077709 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077709 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077709 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077709 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000077709 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000077709 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000077709 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028940 [Member] | Oasis Petroleum Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028940 [Member] | Piper Jaffray Cos [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000028940 [Member] | Kirby Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028940 [Member] | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028940 [Member] | STAG Industrial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028940 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	95.30%
C000028940 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	2.10%
C000028940 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000028940 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	0.90%
C000028940 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000028940 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000028940 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000028940 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000028940 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000083514 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000083514 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000083514 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000083514 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000083514 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000028921 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000028921 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000028921 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000028921 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000028921 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000083519 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000083519 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000083519 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000083519 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000083519 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000083519 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000083519 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000083519 [Member] | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028930 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028930 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000028930 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000028930 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000028930 [Member] | U S Government Agency Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000028930 [Member] | U S Treasury Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000028930 [Member] | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000028930 [Member] | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000077710 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000077710 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000077710 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077710 [Member] | Janus Henderson Enterprise Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000077710 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000077710 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077710 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000077710 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077710 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077710 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000077711 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000077711 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000077711 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077711 [Member] | Janus Henderson Enterprise Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000077711 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000077711 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077711 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000077711 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077711 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077711 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000083527 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000083527 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000083527 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000083527 [Member] | Janus Henderson Enterprise Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000083527 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000083527 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000083527 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000083527 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000083527 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000083527 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000077712 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000077712 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000077712 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077712 [Member] | Janus Henderson Enterprise Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000077712 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000077712 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077712 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000077712 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077712 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077712 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000077713 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000077713 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000077713 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000077713 [Member] | Janus Henderson Enterprise Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000077713 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000077713 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077713 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000077713 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000077713 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000077713 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000028941 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000028941 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000028941 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000028941 [Member] | Janus Henderson Enterprise Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028941 [Member] | Janus Henderson Research Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000028941 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000028941 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000028941 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000028941 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028941 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.00%
C000077742 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000077742 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000077742 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000077742 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077742 [Member] | United States Treasury Notes Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077742 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%	[16]
C000077742 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[16]
C000077742 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000077742 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000077742 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077742 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000077742 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077742 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077742 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000077742 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077743 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000077743 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000077743 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000077743 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077743 [Member] | United States Treasury Notes Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077743 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%	[17]
C000077743 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[17]
C000077743 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000077743 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000077743 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077743 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000077743 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077743 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077743 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000077743 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000083536 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000083536 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000083536 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000083536 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000083536 [Member] | United States Treasury Notes Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000083536 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%	[18]
C000083536 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[18]
C000083536 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000083536 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000083536 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000083536 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000083536 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000083536 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000083536 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000083536 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077744 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000077744 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000077744 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000077744 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077744 [Member] | United States Treasury Notes Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077744 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%	[19]
C000077744 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[19]
C000077744 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000077744 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000077744 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077744 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000077744 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077744 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077744 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000077744 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000183944 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183944 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183944 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183944 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183944 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183944 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183944 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	12.00%
C000183944 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.30%
C000183944 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.60%
C000183944 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	12.80%
C000183944 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000183944 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183944 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000183944 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183945 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183945 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183945 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183945 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183945 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183945 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183945 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	12.00%
C000183945 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.30%
C000183945 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.60%
C000183945 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	12.80%
C000183945 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000183945 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183945 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000183945 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183946 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183946 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183946 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183946 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183946 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183946 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183946 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	12.00%
C000183946 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.30%
C000183946 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.60%
C000183946 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	12.80%
C000183946 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000183946 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183946 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000183946 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183947 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183947 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183947 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183947 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183947 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183947 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183947 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	12.00%
C000183947 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.30%
C000183947 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.60%
C000183947 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	12.80%
C000183947 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000183947 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183947 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000183947 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183949 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183949 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183949 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183949 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183949 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183949 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183949 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	12.00%
C000183949 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.30%
C000183949 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.60%
C000183949 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	12.80%
C000183949 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000183949 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183949 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000183949 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183950 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000183950 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183950 [Member] | Unilever PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183950 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183950 [Member] | Novo Nordisk A S Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000183950 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	16.20%
C000183950 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	12.00%
C000183950 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.30%
C000183950 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.60%
C000183950 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	12.80%
C000183950 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.90%
C000183950 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183950 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000183950 [Member] | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000077701 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077701 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000077701 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077701 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000077701 [Member] | United States Treasury Notes Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077701 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[20]
C000077701 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[20]
C000077701 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000077701 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000077701 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077701 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000077701 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077701 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077701 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077701 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077702 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077702 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000077702 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077702 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000077702 [Member] | United States Treasury Notes Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077702 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[21]
C000077702 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[21]
C000077702 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000077702 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000077702 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077702 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000077702 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077702 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077702 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077702 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000083525 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000083525 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000083525 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000083525 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000083525 [Member] | United States Treasury Notes Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000083525 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[22]
C000083525 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[22]
C000083525 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000083525 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000083525 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000083525 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000083525 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000083525 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000083525 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000083525 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077703 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077703 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000077703 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077703 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000077703 [Member] | United States Treasury Notes Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077703 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[23]
C000077703 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[23]
C000077703 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000077703 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000077703 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077703 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000077703 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077703 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077703 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077703 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000114878 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114878 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000114878 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114878 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000114878 [Member] | United States Treasury Notes Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000114878 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[24]
C000114878 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[24]
C000114878 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000114878 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000114878 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000114878 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000114878 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114878 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000114878 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114878 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077704 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077704 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000077704 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077704 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000077704 [Member] | United States Treasury Notes Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077704 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[25]
C000077704 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[25]
C000077704 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000077704 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000077704 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000077704 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000077704 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077704 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000077704 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077704 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028938 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028938 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000028938 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028938 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000028938 [Member] | United States Treasury Notes Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028938 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%	[26]
C000028938 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[26]
C000028938 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000028938 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000028938 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028938 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000028938 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028938 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000028938 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028938 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077714 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000077714 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000077714 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000077714 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000077714 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077714 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077714 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000077714 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000077714 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077714 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000077715 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000077715 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000077715 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000077715 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000077715 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077715 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077715 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000077715 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000077715 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077715 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000083528 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000083528 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000083528 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000083528 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000083528 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000083528 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000083528 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000083528 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000083528 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000083528 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000077716 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000077716 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000077716 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000077716 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000077716 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077716 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077716 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000077716 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000077716 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077716 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000077717 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000077717 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000077717 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000077717 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000077717 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000077717 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000077717 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000077717 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000077717 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000077717 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000028942 [Member] | Janus Henderson Developed World Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000028942 [Member] | Janus Henderson Flexible Bond Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000028942 [Member] | Janus Henderson Overseas Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000028942 [Member] | Vanguard FTSE Emerging Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000028942 [Member] | Janus Henderson Growth and Income Fund Class N Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028942 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000028942 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000028942 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000028942 [Member] | Money Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028942 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000183913 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000183913 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183913 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183913 [Member] | Foreign Government Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000183913 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000183913 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[27]
C000183913 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[27]
C000183913 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000183913 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183913 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183913 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183913 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183913 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000183913 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183913 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183914 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000183914 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183914 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183914 [Member] | Foreign Government Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000183914 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000183914 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[28]
C000183914 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[28]
C000183914 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000183914 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183914 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183914 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183914 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183914 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000183914 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183914 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183915 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000183915 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183915 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183915 [Member] | Foreign Government Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000183915 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000183915 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[29]
C000183915 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[29]
C000183915 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000183915 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183915 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183915 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183915 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183915 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000183915 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183915 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183916 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000183916 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183916 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183916 [Member] | Foreign Government Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000183916 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000183916 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[30]
C000183916 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[30]
C000183916 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000183916 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183916 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183916 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183916 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183916 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000183916 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183916 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183917 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000183917 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183917 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183917 [Member] | Foreign Government Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000183917 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000183917 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[31]
C000183917 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[31]
C000183917 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000183917 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183917 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183917 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183917 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183917 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000183917 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183917 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183919 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000183919 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183919 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183919 [Member] | Foreign Government Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000183919 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000183919 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[32]
C000183919 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[32]
C000183919 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000183919 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183919 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183919 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183919 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183919 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000183919 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183919 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000183920 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000183920 [Member] | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183920 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183920 [Member] | Foreign Government Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000183920 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000183920 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%	[33]
C000183920 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[33]
C000183920 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000183920 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000183920 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183920 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000183920 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183920 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000183920 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000183920 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114884 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000114884 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000114884 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000114884 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000114884 [Member] | United States Treasury Notes Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000114884 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%	[34]
C000114884 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[34]
C000114884 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000114884 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000114884 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000114884 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000114884 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114884 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000114884 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000114884 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077745 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000077745 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000077745 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000077745 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077745 [Member] | United States Treasury Notes Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077745 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%	[35]
C000077745 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[35]
C000077745 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000077745 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000077745 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077745 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000077745 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077745 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077745 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000077745 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077746 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000077746 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000077746 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000077746 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000077746 [Member] | United States Treasury Notes Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077746 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%	[36]
C000077746 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[36]
C000077746 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000077746 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000077746 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000077746 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000077746 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000077746 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000077746 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000077746 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028954 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000028954 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000028954 [Member] | Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000028954 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000028954 [Member] | United States Treasury Notes Bonds Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000028954 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%	[37]
C000028954 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[37]
C000028954 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000028954 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000028954 [Member] | Bank Loans and Mezzanine Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028954 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000028954 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028954 [Member] | Investments Purchased with Cash Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000028954 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000028954 [Member] | United States Treasury Notes Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000077645 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077645 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077645 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077645 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000077645 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077645 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.70%
C000077645 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077645 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077645 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077645 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000077645 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000077645 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077646 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077646 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077646 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077646 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000077646 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077646 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.70%
C000077646 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077646 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077646 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077646 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000077646 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000077646 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000150517 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000150517 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000150517 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150517 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000150517 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000150517 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.70%
C000150517 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.30%
C000150517 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.50%
C000150517 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	0.50%
C000150517 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000150517 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000150517 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077647 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077647 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077647 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077647 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000077647 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077647 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.70%
C000077647 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077647 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077647 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077647 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000077647 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000077647 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147334 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000147334 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000147334 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000147334 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000147334 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000147334 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.70%
C000147334 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.30%
C000147334 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147334 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	0.50%
C000147334 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000147334 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000147334 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077648 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077648 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077648 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077648 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000077648 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077648 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.70%
C000077648 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077648 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077648 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077648 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000077648 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000077648 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000077649 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077649 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077649 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077649 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000077649 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000077649 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	98.70%
C000077649 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	0.30%
C000077649 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077649 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077649 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000077649 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000077649 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137972 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000137972 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000137972 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000137972 [Member] | Insurance Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000137972 [Member] | Finance companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000137972 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[38]
C000137972 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[38]
C000137972 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[38]
C000137972 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[38]
C000137972 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000137972 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137972 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000137972 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137972 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137973 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000137973 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000137973 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000137973 [Member] | Insurance Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000137973 [Member] | Finance companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000137973 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[39]
C000137973 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[39]
C000137973 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[39]
C000137973 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[39]
C000137973 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000137973 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137973 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000137973 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137973 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137974 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000137974 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000137974 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000137974 [Member] | Insurance Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000137974 [Member] | Finance companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000137974 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[40]
C000137974 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[40]
C000137974 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[40]
C000137974 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[40]
C000137974 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000137974 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137974 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000137974 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137974 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137975 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000137975 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000137975 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000137975 [Member] | Insurance Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000137975 [Member] | Finance companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000137975 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[41]
C000137975 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[41]
C000137975 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[41]
C000137975 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[41]
C000137975 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000137975 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137975 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000137975 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137975 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137976 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000137976 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000137976 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000137976 [Member] | Insurance Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000137976 [Member] | Finance companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000137976 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[42]
C000137976 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[42]
C000137976 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[42]
C000137976 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[42]
C000137976 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000137976 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137976 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000137976 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137976 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000151361 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000151361 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000151361 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000151361 [Member] | Insurance Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000151361 [Member] | Finance companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000151361 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[43]
C000151361 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[43]
C000151361 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[43]
C000151361 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[43]
C000151361 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000151361 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000151361 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000151361 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000151361 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137977 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000137977 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000137977 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000137977 [Member] | Insurance Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000137977 [Member] | Finance companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000137977 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[44]
C000137977 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[44]
C000137977 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[44]
C000137977 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[44]
C000137977 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000137977 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137977 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000137977 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137977 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137978 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000137978 [Member] | Asset Backed Commercial Mortgage Backed Securities Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000137978 [Member] | Banking Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000137978 [Member] | Insurance Top holding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000137978 [Member] | Finance companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000137978 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[45]
C000137978 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[45]
C000137978 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[45]
C000137978 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[45]
C000137978 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
C000137978 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137978 [Member] | Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000137978 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137978 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%

[1]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[2]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[3]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[4]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[5]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[6]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[7]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[8]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[9]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[10]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[11]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[12]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[13]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[14]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[15]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[16]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[17]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[18]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[19]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[20]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[21]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[22]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[23]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[24]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[25]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[26]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[27]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[28]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[29]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[30]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[31]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[32]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[33]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[34]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[35]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[36]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[37]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[38]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[39]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[40]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[41]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[42]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[43]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[44]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
[45]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.